STATEMENTS OF CASH FLOWS	3 Months Ended
Mar. 31, 2023 USD ($)
Cash Flows from Operating Activities:
Net income	$ 179,408
Adjustments to reconcile net income to net cash used in operating activities:
Interest earned on marketable securities held in Trust Account	(2,344,505)
Unrealized loss on marketable securities held in Trust Account	139,897
Change in fair value of warrant liability	558,748
Changes in operating assets and liabilities:
Prepaid assets	(83,271)
Deferred tax liability	(574,998)
Accounts payable and accrued expenses	1,124,342
Net cash used in operating activities	(1,000,379)
Cash Flows from Investing Activities:
Investment of cash into Trust Account	(150,000)
Interest withdrawn from Trust Account to pay for franchise and income taxes	580,050
Cash withdrawn from Trust Account in connection with redemptions	321,160,140
Net cash provided by in investing activities	321,590,190
Cash Flows from Financing Activities:
Advances from related party	50,000
Proceeds from promissory note - related party	150,000
Redemption of common stock	(321,160,140)
Net cash used in financing activities	(320,960,140)
Net Change in Cash	(370,329)
Cash, beginning of period	374,304
Cash, end of period	3,975
Supplemental Disclosure of Non-cash Financing Activities:
Remeasurement of Class A common stock subject to possible redemption	2,422,374
Excise tax payable	3,211,601
Conversion of Class B shares to Class A	$ 826